Fair Value Measurement - Summary of Fair Value of Investments Measured at Net Asset Value as Practical Expedient (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 141,660,140	$ 129,497,421
Fair Value Measured at Net Asset Value Per Share | T Row Price Target-date Retirement Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	46,375,326	43,564,550
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily
Fair Value Measured at Net Asset Value Per Share | Northern Trust
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 22,306,164	$ 18,257,353
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily
Fair Value Measured at Net Asset Value Per Share | MFS Series Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 9,993,042	$ 8,702,060
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily
Fair Value Measured at Net Asset Value Per Share | Harbor Capital Appreciation
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 9,205,584	$ 7,459,147
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily
Fair Value Measured at Net Asset Value Per Share | Fidelity Institutional Asset Management
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 4,676,794	$ 4,000,818
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily
Fair Value Measured at Net Asset Value Per Share | Galliard Stable Return Fund E
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 3,302,226	$ 3,204,410
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily
Fair Value Measured at Net Asset Value Per Share | Metlife
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 3,034,648	$ 3,090,373
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily
Redemption notice period	60 days	60 days
Fair Value Measured at Net Asset Value Per Share | Great Gray Trust Company, LLC
EBP, Investment, Fair Value and NAV [Line Items]
Fair value	$ 2,497,586	$ 1,815,357
Unfunded commitment	$ 0	$ 0
Redemption frequency (if currently eligible)	Daily	Daily